The Variable Annuity Life Insurance Company

Potentia®

Group Fixed and Variable Annuity Contracts

Supplement Dated January 1, 2002

to

Prospectus Dated May 1, 2001

This supplement supersedes all previous supplements.

Section: Summary, Fixed and Variable Options

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I, and North American Funds Variable Product Series II changed its name to VALIC Company II. Each series also changed its name as shown below:
Old Name North American Funds Variable Product Series I	New Name VALIC Company I
North American - AG Growth & Income Fund	Growth & Income Fund
North American - AG MidCap Index Fund	Mid Cap Index Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Small Cap Index Fund	Small Cap Index Fund
North American - AG Social Awareness Fund	Social Awareness Fund
North American - AG Stock Index Fund	Stock Index Fund
North American - T. Rowe Price Science & Technology Fund	Science & Technology Fund
Old Name North American Funds Variable Product Series II	New Name VALIC Company II
North American - AG Aggressive Growth Lifestyle Fund
Aggressive Growth Lifestyle Fund
North American - AG Conservative Growth Lifestyle Fund
Conservative Growth Lifestyle Fund
North American - AG Core Bond Fund
Core Bond Fund
North American - AG Moderate Growth Lifestyle Fund
Moderate Growth Lifestyle Fund
North American - AG Strategic Bond Fund
Strategic Bond Fund
North American - Goldman Sachs Large Cap Growth Fund
Capital Appreciation Fund
North American - J.P. Morgan Small Cap Growth Fund	Small Cap Growth Fund

Section: General Information, About VALIC

On May 11, 2001, American General Corporation ("AGC"), the parent of The Variable Annuity Life Insurance Company and the Variable Annuity Marketing Company ("VAMCO"), respectively the investment adviser and underwriter to Potentia, agreed to be acquired by American International Group, Inc. ("AIG") On August 15, 2001, the shareholders of American General Corporation voted to approve the transaction, and on August 29, 2001, the transaction was completed. As a result, AGC is now a wholly-owned subsidiary of AIG. Effective January 1, 2002 the underwriter changed from VAMCO to American General Distributors, Inc., an affiliated company.

Section: Summary, Fixed and Variable Options

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I and II, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds, effective on or about January 1, 2002. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders:
Fund Name	New Sub-Adviser
VALIC Company I
Growth & Income Fund	SunAmerica Asset Management Corp. ("SAAMCo")
Mid Cap Index Fund	AIG Global Investment Corp. ("AIGGIC")
Money Market I Fund	SAAMCo
Small Cap Index Fund	AIGGIC
Social Awareness Fund	AIGGIC
Stock Index Fund	AIGGIC
VALIC Company II
Aggressive Growth Lifestyle Fund	AIGGIC
Conservative Growth Lifestyle Fund	AIGGIC
Core Bond Fund	AIGGIC
Moderate Growth Lifestyle Fund	AIGGIC
Strategic Bond Fund	AIGGIC

In addition to the affiliated sub-advisers as discussed above, effective on or about January 1, 2002, several other sub-advisers will be changing as shown below. During the first quarter of 2002, each affected investor will receive an information statement concerning these sub-adviser changes:
VALIC Company II Fund	Current Sub-Adviser	New Sub-Adviser
Capital Appreciation Fund	Goldman Sachs Asset Management	Credit Suisse Asset Management, LLC
Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.	Franklin Advisers, Inc.

The total expenses for the Funds listed above will remain the same even if the sub-adviser has changed.

Section: Summary, Fixed and Variable Options

Investment objective change

American Century Ultra Fund - the Fund seeks long-term capital growth (added "long-term").

Note: Privacy notice is included at the back of the prospectus.

VL13340-C